ORGANIZATION, DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
ORGANIZATION, DESCRIPTION OF BUSINESS
ORGANIZATION, DESCRIPTION OF BUSINESS

1. ORGANIZATION, DESCRIPTION OF BUSINESS

     Nature of Operations

        Tangoe, Inc. (the "Company"), a Delaware corporation, was incorporated on February 9, 2000 as TelecomRFQ, Inc. During 2001, the Company changed its name to Tangoe, Inc. The Company provides communications lifecycle management software and related services to a wide range of enterprises, including large and medium-sized businesses and other organizations. Communications lifecycle management encompasses the entire lifecycle of an enterprise's communications assets and services, including planning and sourcing, procurement and provisioning, inventory and usage management, mobile device management, invoice processing, expense allocation and accounting and asset decommissioning and disposal. The Company's Communications Management Platform is an on-demand suite of software designed to manage and optimize the complex processes and expenses associated with this lifecycle for both fixed and mobile communications assets and services. The Company's customers can also engage the Company through its client services group to manage their communications assets and services through its Communications Management Platform.

     Initial Public Offering

        In August 2011, the Company completed its initial public offering whereby it sold 7,500,000 shares of common stock at a price to the public of $10.00 per share. The Company's common stock is traded on the NASDAQ Global Market. The Company received proceeds from its initial public offering of $66.0 million, net of underwriting discounts and commissions and other offering costs of $3.8 million.

        As part of the offering, an additional 2,585,500 shares of common stock were sold by certain existing stockholders at a price to the public of $10.00 per share, including 1,315,500 shares sold by such stockholders upon the exercise of the underwriters' option to purchase additional shares. The Company did not receive any proceeds from the sale of such shares by the selling stockholders.

        On June 15, 2011, the Company effected a 1-for-3.522 reverse stock split of its common stock. All references to common stock, common stock equivalents and per share amounts in these financial statements relating to dates prior to June 15, 2011 have been retroactively adjusted to give effect to this reverse stock split.